CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 4) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TRADING PROFITS (LOSSES):
Realized													$ (2,681,787)	$ 15,819,067	$ 24,680,503
Change in unrealized													(4,232,518)	(7,550,144)	10,194,641
Brokerage commissions and clearing costs													(1,015,380)	(2,247,622)	(2,678,247)
Total trading profits (losses)													(17,082,041)	5,590,413	32,196,897
INVESTMENT INCOME:
Interest													219,591	269,659	492,166
EXPENSES:
Trading Advisors' management fees													2,943,719	5,073,428	4,558,253
Profit Shares													355,170	1,490,923	4,126,005
Administrator fees													756,231	1,028,273	1,009,000
Professional fees													976,629	549,755	705,034
Other fees													214,315	429,317	392,000
Total expenses													13,968,770	23,052,462	24,358,621
NET INVESTMENT LOSS													(13,749,179)	(22,782,803)	(23,866,455)
NET INCOME / (LOSS)	(10,922,919)	(3,396,176)	(229,443)	(16,282,682)	(14,000,632)	16,692,303	(13,551,965)	(6,332,096)	5,957,314	9,708,384	(5,339,241)	(1,996,015)	(30,831,220)	(17,192,390)	8,330,442
Alamo Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(695,043)	417,335
Change in unrealized													(239,088)	496,905
Brokerage commissions and clearing costs													(155,012)	(50,900)
Total trading profits (losses)													(1,089,143)	863,340
INVESTMENT INCOME:
Interest													43,077	6,320
EXPENSES:
Trading Advisors' management fees													614,518	128,242
Administrator fees													88,694	16,445
Professional fees													152,733	9,086
Other fees													1,058,674	223,369
Total expenses													1,914,619	377,142
NET INVESTMENT LOSS													(1,871,542)	(370,822)
NET INCOME / (LOSS)													(2,960,685)	492,518
Breakout Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(6,295,144)	(2,044,281)
Change in unrealized													687,004	342,261
Brokerage commissions and clearing costs													(151,374)	(29,510)
Total trading profits (losses)													(5,759,514)	(1,731,530)
INVESTMENT INCOME:
Interest													52,475	6,470
EXPENSES:
Trading Advisors' management fees													488,959	97,373
Administrator fees													95,739	17,977
Professional fees													160,459	10,465
Other fees													1,132,442	239,151
Total expenses													1,877,599	364,966
NET INVESTMENT LOSS													(1,825,124)	(358,496)
NET INCOME / (LOSS)													(7,584,638)	(2,090,026)
Cambridge Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													9,438,281	1,247,299
Change in unrealized													380,791	(187,072)
Brokerage commissions and clearing costs													(624,299)	(82,306)
Total trading profits (losses)													9,194,773	977,921
INVESTMENT INCOME:
Interest														542
EXPENSES:
Trading Advisors' management fees													953,699	163,276
Profit Shares													1,173,623	121,673
Administrator fees													113,056	19,134
Professional fees													185,622	10,529
Other fees													1,435,287	260,344
Total expenses													3,861,287	574,956
NET INVESTMENT LOSS													(3,861,287)	(574,414)
NET INCOME / (LOSS)													5,333,486	403,507
Nets Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(6,661,564)	(1,308,915)
Change in unrealized													128,008	(202,984)
Brokerage commissions and clearing costs													(73,267)	(16,827)
Total trading profits (losses)													(6,606,823)	(1,528,726)
INVESTMENT INCOME:
Interest													47,328	9,038
EXPENSES:
Trading Advisors' management fees													851,236	251,426
Profit Shares														(153,999)
Administrator fees													94,334	25,182
Professional fees													158,204	14,915
Other fees													1,110,434	346,064
Total expenses													2,214,208	483,588
NET INVESTMENT LOSS													(2,166,880)	(474,550)
NET INCOME / (LOSS)													(8,773,703)	(2,003,276)
Quantum Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													5,853,021	4,940,817
Change in unrealized													309,294	(850,675)
Brokerage commissions and clearing costs													(269,264)	(135,855)
Total trading profits (losses)													5,893,051	3,954,287
INVESTMENT INCOME:
Interest													53,066	22,125
EXPENSES:
Profit Shares													2,756,131	217,527
Administrator fees													91,946	56,988
Professional fees													155,086	37,367
Other fees													1,115,510	815,185
Total expenses													4,118,673	1,127,067
NET INVESTMENT LOSS													(4,065,607)	(1,104,942)
NET INCOME / (LOSS)													$ 1,827,444	$ 2,849,345